INTANGIBLE ASSETS - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of intangible assets with indefinite useful life [line items]
Adjustment arising as a change in estimates	$ 900
Total net book value of assets with finite useful lives	12,806		$ 9,129
Purchase of intangible assets and capitalization of software, classified as investing activities	21,670	$ 1,354
Carrying amount | Mobile Apps
Disclosure of intangible assets with indefinite useful life [line items]
Total net book value of assets with finite useful lives	$ 6,701		$ 6,867